4. INVESTMENT IN JOINT VENTURE (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Notes to Financial Statements
Current assets	$ 183,948	$ 618,343
Noncurrent assets	1,064,553	996,473
Current liabilities	2,680,193	1,302,939
Noncurrent liabilities		1,912,428
Net revenue	73,029	6,693
Net loss	$ (45,435)	$ (424,431)